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                      SUPPLEMENT DATED NOVEMBER 15, 1997
                                    TO THE
                          MAINSTAY VARIABLE ANNUITY
                     STATEMENT OF ADDITIONAL INFORMATION
                              DATED MAY 1, 1997



This Supplement describes the use of the MainStay Variable Annuity Statement of Additional Information dated May 1, 1997 (the "SAI") in connection with the current MainStay Plus Variable Annuity Prospectus dated November 15, 1997 (the "Prospectus"). This Supplement is not valid unless accompanied by the SAI. The SAI, as supplemented hereby, should be read in conjunction with the Prospectus, which may be obtained by writing to MainStay Annuities, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031, or by calling (888) 695-6246.

Any reference to the "MainStay Variable Annuity" contained in the SAI shall be deemed to mean either the "MainStay Variable Annuity" or the "MainStay Plus Variable Annuity," as the case may be. When used in connection with the Prospectus, defined terms used in the SAI shall have the same meanings as in the Prospectus.




               New York Life Insurance and Annuity Corporation
                           (A Delaware Corporation)
                              51 Madison Avenue
                           New York, New York 10010